Subsidiary guarantee information	6 Months Ended
Jun. 30, 2015
Subsidiary guarantee information
30 Subsidiary guarantee information
Certain wholly-owned finance subsidiaries of the Group, including Credit Suisse Group (Guernsey) I Limited and Credit Suisse Group (Guernsey) III Limited, each of which is a Guernsey incorporated non-cellular company limited by shares, may issue contingent convertible securities fully and unconditionally guaranteed by the Group. There are various legal and regulatory requirements, including the satisfaction of a solvency test under Guernsey law, applicable to some of the Group’s subsidiaries that limit their ability to pay dividends or distributions and make loans and advances to the Group.
On March 26, 2007, the Group and the Bank issued full, unconditional and several guarantees of Credit Suisse (USA), Inc.’s outstanding SEC-registered debt securities. In accordance with the guarantees, if Credit Suisse (USA), Inc. fails to make any timely payment under the agreements governing such debt securities, the holders of the debt securities may demand payment from either the Group or the Bank, without first proceeding against Credit Suisse (USA), Inc. The guarantee from the Group is subordinated to senior liabilities. Credit Suisse (USA), Inc. is an indirect, wholly owned subsidiary of the Group.
In 4Q14, as part of an announced program to evolve the Group’s legal entity structure to meet developing and future regulatory requirements and Fed regulation on establishing Intermediate Holding Companies in the US for non-US banks, several existing legal entities were re-parented as subsidiaries of Credit Suisse (USA), Inc. In the tables below, prior periods have been restated to conform to the current presentation to reflect the impact of these transactions.
Condensed consolidating statements of operations
in 2Q15	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,752	4,031		5,783	67		53		5,903
Interest expense	(1,032)	(1,983)		(3,015)	(80)		61		(3,034)
Net interest income	720	2,048		2,768	(13)		114		2,869
Commissions and fees	1,071	2,136		3,207	5		47		3,259
Trading revenues	(570)	1,062		492	5		1		498
Other revenues	457	(118)		339	1,029	[2]	(1,039)		329
Net revenues	1,678	5,128		6,806	1,026		(877)		6,955
Provision for credit losses	5	33		38	0		13		51
Compensation and benefits	927	1,983		2,910	16		(12)		2,914
General and administrative expenses	483	1,463		1,946	(41)		23		1,928
Commission expenses	65	339		404	1		1		406
Total other operating expenses	548	1,802		2,350	(40)		24		2,334
Total operating expenses	1,475	3,785		5,260	(24)		12		5,248
Income/(loss) from continuing operations before taxes	198	1,310		1,508	1,050		(902)		1,656
Income tax expense/(benefit)	(5)	568		563	(1)		28		590
Net income/(loss)	203	742		945	1,051		(930)		1,066
Net income attributable to noncontrolling interests	10	5		15	0		0		15
Net income/(loss) attributable to shareholders	193	737		930	1,051		(930)		1,051
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income
in 2Q15	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	203	742		945	1,051	(930)		1,066
Gains/(losses) on cash flow hedges	0	30		30	1	0		31
Foreign currency translation	(783)	(270)		(1,053)	2	(2)		(1,053)
Unrealized gains/(losses) on securities	0	(12)		(12)	0	0		(12)
Actuarial gains/(losses)	9	8		17	0	75		92
Net prior service credit/(cost)	(3)	(1)		(4)	0	(18)		(22)
Other comprehensive income/(loss), net of tax	(777)	(245)		(1,022)	3	55		(964)
Comprehensive income/(loss)	(574)	497		(77)	1,054	(875)		102
Comprehensive income/(loss) attributable to noncontrolling interests	(27)	(13)		(40)	0	25		(15)
Comprehensive income/(loss) attributable to shareholders	(547)	510		(37)	1,054	(900)		117
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2Q14	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,464	4,100		5,564	40		86		5,690
Interest expense	(905)	(2,168)		(3,073)	(57)		26		(3,104)
Net interest income	559	1,932		2,491	(17)		112		2,586
Commissions and fees	1,061	2,235		3,296	3		10		3,309
Trading revenues	222	(144)		78	47		72		197
Other revenues	239	169		408	(742)	[2]	705		371
Net revenues	2,081	4,192		6,273	(709)		899		6,463
Provision for credit losses	0	4		4	0		14		18
Compensation and benefits	924	2,069		2,993	16		(36)		2,973
General and administrative expenses	504	2,953		3,457	(25)		9		3,441
Commission expenses	61	313		374	0		3		377
Total other operating expenses	565	3,266		3,831	(25)		12		3,818
Total operating expenses	1,489	5,335		6,824	(9)		(24)		6,791
Income/(loss) from continuing operations before taxes	592	(1,147)		(555)	(700)		909		(346)
Income tax expense	207	67		274	0		33		307
Income/(loss) from continuing operations	385	(1,214)		(829)	(700)		876		(653)
Loss from discontinued operations, net of tax	0	(9)		(9)	0		0		(9)
Net income/(loss)	385	(1,223)		(838)	(700)		876		(662)
Net income attributable to noncontrolling interests	25	5		30	0		8		38
Net income/(loss) attributable to shareholders	360	(1,228)		(868)	(700)		868		(700)
of which from continuing operations	360	(1,219)		(859)	(700)		868		(691)
of which from discontinued operations	0	(9)		(9)	0		0		(9)
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 2Q14	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	385	(1,223)		(838)	(700)	876		(662)
Gains/(losses) on cash flow hedges	0	6		6	5	1		12
Foreign currency translation	80	(12)		68	1	(4)		65
Unrealized gains/(losses) on securities	0	10		10	0	2		12
Actuarial gains/(losses)	6	5		11	0	31		42
Net prior service credit/(cost)	0	(1)		(1)	0	(21)		(22)
Other comprehensive income/(loss), net of tax	86	8		94	6	9		109
Comprehensive income/(loss)	471	(1,215)		(744)	(694)	885		(553)
Comprehensive income attributable to noncontrolling interests	29	9		38	0	3		41
Comprehensive income/(loss) attributable to shareholders	442	(1,224)		(782)	(694)	882		(594)
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 6M15	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	3,440	6,706		10,146	136		111		10,393
Interest expense	(2,098)	(3,229)		(5,327)	(161)		116		(5,372)
Net interest income	1,342	3,477		4,819	(25)		227		5,021
Commissions and fees	2,019	4,113		6,132	7		99		6,238
Trading revenues	(567)	2,465		1,898	(3)		(7)		1,888
Other revenues	620	(124)		496	2,105	[2]	(2,146)		455
Net revenues	3,414	9,931		13,345	2,084		(1,827)		13,602
Provision for credit losses	5	53		58	0		23		81
Compensation and benefits	1,928	3,937		5,865	45		(20)		5,890
General and administrative expenses	920	2,780		3,700	(67)		33		3,666
Commission expenses	126	667		793	1		4		798
Total other operating expenses	1,046	3,447		4,493	(66)		37		4,464
Total operating expenses	2,974	7,384		10,358	(21)		17		10,354
Income/(loss) from continuing operations before taxes	435	2,494		2,929	2,105		(1,867)		3,167
Income tax expense	59	953		1,012	0		55		1,067
Net income/(loss)	376	1,541		1,917	2,105		(1,922)		2,100
Net income/(loss) attributable to noncontrolling interests	(5)	4		(1)	0		(4)		(5)
Net income/(loss) attributable to shareholders	381	1,537		1,918	2,105		(1,918)		2,105
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 6M15	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	376	1,541		1,917	2,105	(1,922)		2,100
Gains/(losses) on cash flow hedges	0	52		52	(13)	0		39
Foreign currency translation	(1,161)	(1,381)		(2,542)	(1)	(3)		(2,546)
Unrealized gains/(losses) on securities	0	(5)		(5)	0	3		(2)
Actuarial gains/(losses)	18	16		34	0	147		181
Net prior service credit/(cost)	(7)	0		(7)	0	(36)		(43)
Other comprehensive income/(loss), net of tax	(1,150)	(1,318)		(2,468)	(14)	111		(2,371)
Comprehensive income/(loss)	(774)	223		(551)	2,091	(1,811)		(271)
Comprehensive income/(loss) attributable to noncontrolling interests	(64)	(30)		(94)	0	35		(59)
Comprehensive income/(loss) attributable to shareholders	(710)	253		(457)	2,091	(1,846)		(212)
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 6M14	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	2,951	6,929		9,880	78		177		10,135
Interest expense	(1,786)	(3,524)		(5,310)	(109)		48		(5,371)
Net interest income	1,165	3,405		4,570	(31)		225		4,764
Commissions and fees	2,115	4,408		6,523	2		59		6,584
Trading revenues	725	22		747	36		52		835
Other revenues	744	433		1,177	134	[2]	(202)		1,109
Net revenues	4,749	8,268		13,017	141		134		13,292
Provision for credit losses	0	23		23	0		29		52
Compensation and benefits	1,849	4,148		5,997	34		(65)		5,966
General and administrative expenses	971	4,192		5,163	(52)		20		5,131
Commission expenses	117	623		740	0		6		746
Total other operating expenses	1,088	4,815		5,903	(52)		26		5,877
Total operating expenses	2,937	8,963		11,900	(18)		(39)		11,843
Income/(loss) from continuing operations before taxes	1,812	(718)		1,094	159		144		1,397
Income tax expense	683	112		795	0		55		850
Income/(loss) from continuing operations	1,129	(830)		299	159		89		547
Income from discontinued operations, net of tax	0	6		6	0		0		6
Net income/(loss)	1,129	(824)		305	159		89		553
Net income attributable to noncontrolling interests	373	20		393	0		1		394
Net income/(loss) attributable to shareholders	756	(844)		(88)	159		88		159
of which from continuing operations	756	(850)		(94)	159		88		153
of which from discontinued operations	0	6		6	0		0		6
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 6M14	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	1,129	(824)		305	159	89		553
Gains/(losses) on cash flow hedges	0	15		15	13	1		29
Foreign currency translation	(82)	(128)		(210)	1	1		(208)
Unrealized gains/(losses) on securities	0	15		15	0	5		20
Actuarial gains/(losses)	8	11		19	0	58		77
Net prior service credit/(cost)	0	(1)		(1)	0	(41)		(42)
Other comprehensive income/(loss), net of tax	(74)	(88)		(162)	14	24		(124)
Comprehensive income/(loss)	1,055	(912)		143	173	113		429
Comprehensive income attributable to noncontrolling interests	352	17		369	0	3		372
Comprehensive income/(loss) attributable to shareholders	703	(929)		(226)	173	110		57
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets
end of 2Q15	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	5,657	96,701		102,358	611	1,085		104,054
Interest-bearing deposits with banks	65	4,094		4,159	5	(3,236)		928
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	130,683	7,548		138,231	0	(397)		137,834
Securities received as collateral	27,262	1,589		28,851	0	0		28,851
Trading assets	66,657	139,241		205,898	0	(210)		205,688
Investment securities	937	2,028		2,965	3,754	(3,349)		3,370
Other investments	2,496	4,765		7,261	45,047	(44,917)		7,391
Net loans	16,545	236,549		253,094	137	16,940		270,171
Premises and equipment	805	3,425		4,230	0	199		4,429
Goodwill	690	6,669		7,359	0	879		8,238
Other intangible assets	121	84		205	0	0		205
Brokerage receivables	24,462	23,951		48,413	0	1		48,414
Other assets	21,365	38,110		59,475	337	(63)		59,749
Total assets	297,745	564,754		862,499	49,891	(33,068)		879,322
Liabilities and equity (CHF million)
Due to banks	133	30,406		30,539	2,467	(2,801)		30,205
Customer deposits	1	345,068		345,069	0	11,384		356,453
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	98,581	(40,014)		58,567	0	0		58,567
Obligation to return securities received as collateral	27,262	1,589		28,851	0	0		28,851
Trading liabilities	17,130	42,327		59,457	0	(67)		59,390
Short-term borrowings	27,679	(1,278)		26,401	0	0		26,401
Long-term debt	60,000	117,429		177,429	4,624	602		182,655
Brokerage payables	34,534	13,505		48,039	0	0		48,039
Other liabilities	12,957	32,349		45,306	158	(163)		45,301
Total liabilities	278,277	541,381		819,658	7,249	8,955		835,862
Total shareholders' equity	18,591	22,788		41,379	42,642	(41,379)		42,642
Noncontrolling interests	877	585		1,462	0	(644)		818
Total equity	19,468	23,373		42,841	42,642	(42,023)		43,460

Total liabilities and equity	297,745	564,754		862,499	49,891	(33,068)		879,322
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets (continued)
end of 4Q14	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	4,572	73,428		78,000	917	432		79,349
Interest-bearing deposits with banks	69	4,035		4,104	0	(2,860)		1,244
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	152,647	10,561		163,208	0	0		163,208
Securities received as collateral	26,754	100		26,854	0	0		26,854
Trading assets	74,980	166,333		241,313	0	(182)		241,131
Investment securities	3	2,376		2,379	3,981	(3,569)		2,791
Other investments	2,826	5,641		8,467	46,392	(46,246)		8,613
Net loans	20,664	235,264		255,928	350	16,273		272,551
Premises and equipment	892	3,549		4,441	0	200		4,641
Goodwill	731	7,035		7,766	0	878		8,644
Other intangible assets	115	134		249	0	0		249
Brokerage receivables	25,009	16,620		41,629	0	0		41,629
Other assets	24,738	45,773		70,511	221	(174)		70,558
Total assets	334,000	570,849		904,849	51,861	(35,248)		921,462
Liabilities and equity (CHF million)
Due to banks	97	26,409		26,506	2,627	(3,124)		26,009
Customer deposits	1	357,568		357,569	0	11,489		369,058
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	120,817	(50,698)		70,119	0	0		70,119
Obligation to return securities received as collateral	26,754	100		26,854	0	0		26,854
Trading liabilities	13,133	59,534		72,667	0	(12)		72,655
Short-term borrowings	27,440	(1,519)		25,921	0	0		25,921
Long-term debt	67,776	105,171		172,947	4,930	21		177,898
Brokerage payables	44,029	12,948		56,977	0	0		56,977
Other liabilities	13,103	37,545		50,648	345	(23)		50,970
Total liabilities	313,150	547,058		860,208	7,902	8,351		876,461
Total shareholders' equity	19,693	23,202		42,895	43,959	(42,895)		43,959
Noncontrolling interests	1,157	589		1,746	0	(704)		1,042
Total equity	20,850	23,791		44,641	43,959	(43,599)		45,001

Total liabilities and equity	334,000	570,849		904,849	51,861	(35,248)		921,462
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of cash flows
in 6M15	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	3,876	(802)		3,074	(80)	[2]	(215)		2,779
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	(91)		(91)	(5)		401		305
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	13,657	2,000		15,657	0		397		16,054
Purchase of investment securities	0	(272)		(272)	0		0		(272)
Proceeds from sale of investment securities	0	14		14	0		0		14
Maturities of investment securities	10	322		332	0		10		342
Investments in subsidiaries and other investments	(223)	(85)		(308)	0		(27)		(335)
Proceeds from sale of other investments	778	142		920	0		31		951
(Increase)/decrease in loans	3,006	(6,205)		(3,199)	210		(688)		(3,677)
Proceeds from sales of loans	0	1,018		1,018	0		0		1,018
Capital expenditures for premises and equipment and other intangible assets	(120)	(348)		(468)	0		(6)		(474)
Proceeds from sale of premises and equipment and other intangible assets	2	9		11	0		0		11
Other, net	13	179		192	6		(3)		195
Net cash provided by/(used in) investing activities of continuing operations	17,123	(3,317)		13,806	211		115		14,132
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	42	985		1,027	(161)		199		1,065
Increase/(decrease) in short-term borrowings	2,737	(1,627)		1,110	0		0		1,110
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(15,728)	7,855		(7,873)	0		0		(7,873)
Issuances of long-term debt	2,199	44,756		46,955	0		548		47,503
Repayments of long-term debt	(8,301)	(21,019)		(29,320)	(30)		(215)		(29,565)
Issuances of common shares	0	0		0	1		0		1
Sale of treasury shares	0	0		0	3		7,432		7,435
Repurchase of treasury shares	0	0		0	(1,004)		(7,381)		(8,385)
Dividends paid	0	(10)		(10)	(415)		(2)		(427)
Other, net	(588)	(420)		(1,008)	1,217		175		384
Net cash provided by/(used in) financing activities of continuing operations	(19,639)	30,520		10,881	(389)		756		11,248
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(275)	(3,128)		(3,403)	(48)		(3)		(3,454)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	1,085	23,273		24,358	(306)		653		24,705

Cash and due from banks at beginning of period	4,572	73,428		78,000	917		432		79,349
Cash and due from banks at end of period	5,657	96,701		102,358	611		1,085		104,054
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 220 million and CHF 31 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)
in 6M14	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(1,897)	(15,917)		(17,814)	250	[2]	(54)		(17,618)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(7,688)	7,156		(532)	0		289		(243)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(17,533)	11,771		(5,762)	0		6		(5,756)
Purchase of investment securities	0	(459)		(459)	(2,217)		2,217		(459)
Proceeds from sale of investment securities	0	48		48	0		0		48
Maturities of investment securities	0	10		10	0		82		92
Investments in subsidiaries and other investments	(300)	(151)		(451)	(1,352)		1,320		(483)
Proceeds from sale of other investments	780	43		823	3		24		850
(Increase)/decrease in loans	8,466	(16,896)		(8,430)	2,476		(3,103)		(9,057)
Proceeds from sales of loans	0	943		943	0		0		943
Capital expenditures for premises and equipment and other intangible assets	(122)	(285)		(407)	0		(4)		(411)
Other, net	7	142		149	0		1		150
Net cash provided by/(used in) investing activities of continuing operations	(16,390)	2,322		(14,068)	(1,090)		832		(14,326)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	783	15,896		16,679	(433)		398		16,644
Increase/(decrease) in short-term borrowings	9,346	(251)		9,095	0		0		9,095
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,526	(13,185)		(5,659)	0		0		(5,659)
Issuances of long-term debt	2,896	29,134		32,030	2,217		(2,224)		32,023
Repayments of long-term debt	(1,440)	(20,244)		(21,684)	0		2,068		(19,616)
Issuances of common shares	0	0		0	297		0		297
Sale of treasury shares	0	0		0	0		4,033		4,033
Repurchase of treasury shares	0	0		0	(705)		(4,087)		(4,792)
Dividends paid	0	(59)		(59)	(1,125)		(43)		(1,227)
Other, net	(753)	(357)		(1,110)	861		(1,219)		(1,468)
Net cash provided by/(used in) financing activities of continuing operations	18,358	10,934		29,292	1,112		(1,074)		29,330
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(18)	593		575	(2)		1		574
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) discontinued operations	(8)	(175)		(183)	0		0		(183)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	45	(2,243)		(2,198)	270		(295)		(2,223)

Cash and due from banks at beginning of period	4,965	63,116		68,081	795		(184)		68,692
Cash and due from banks at end of period	5,010	60,873		65,883	1,065		(479)		66,469
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 150 million and CHF 113 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.